Operating Leases (Tables)	9 Months Ended
Sep. 30, 2024
Operating Leases
Schedule of quantitative information of operating leases

	Nine months ended September 30,
	2024		2023
	Predecessor	Successor	Predecessor
In thousands, unaudited	January 1 to July 30	July 31 to September 30	January 1 to September 30
Operating cash flows paid for operating leases	$108	$25	$133
Weighted average remaining lease term (years)	1.7	1.6	1.7
Weighted average discount rate	8%	8%	8%

Schedule of future minimum payments under the non-cancelable operating leases

The following table presents the future minimum payments under the non-cancelable operating leases as of September 30, 2024 (in thousands):

Three months ending December 31, 2024	$39
Year ending December 31, 2025	154
Year ending December 31, 2026	48
Total undiscounted future cash flows	241
Less: imputed interest	(14)
Total operating lease liability	$227